Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 30,925
Ending balance	23,557	$ 30,925
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	43,616	39,612
Impairments and disposals	(4,063)
Foreign exchange	(739)	4,004
Ending balance	38,814	43,616
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,691	7,222
Amortization	2,968	4,414
Disposals	(193)
Foreign exchange	(209)	1,055
Ending balance	15,257	12,691
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,925
Ending balance	23,557	30,925
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals	0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	14	8
Amortization	19	7
Disposals	0
Foreign exchange	0	(1)
Ending balance	33	14
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19
Ending balance	0	19
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,143	31,914
Impairments and disposals	(3,830)
Foreign exchange	(595)	3,229
Ending balance	30,718	35,143
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,775	1,693
Amortization	2,666	2,710
Disposals	0
Foreign exchange	(75)	372
Ending balance	7,366	4,775
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,368
Ending balance	23,352	30,368
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,103	7,359
Impairments and disposals	(40)
Foreign exchange	(136)	744
Ending balance	7,927	8,103
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,633	5,491
Amortization	216	1,477
Disposals	0
Foreign exchange	(127)	665
Ending balance	7,722	7,633
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	470
Ending balance	205	470
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	139	126
Impairments and disposals	0
Foreign exchange	(3)	13
Ending balance	136	139
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	137	0
Amortization	2	128
Disposals	0
Foreign exchange	(3)	9
Ending balance	136	137
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2
Ending balance	0	2
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	198	180
Impairments and disposals	(193)
Foreign exchange	(5)	18
Ending balance	0	198
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	132	30
Amortization	65	92
Disposals	(193)
Foreign exchange	(4)	10
Ending balance	0	132
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66
Ending balance	$ 0	$ 66